SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial statement balances and amounts of the VIEs and their subsidiaries (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	¥ 8,608,131	¥ 9,968,109
Accounts receivable, net of allowance for doubtful accounts	2,406,025	1,732,686
VAT recoverable	164,743	229,090
Prepaid expenses	186,807	202,744
Other current assets	427,295	316,942
Total current assets	11,951,076	14,463,875
Property and equipment, net	46,916,628	40,623,503
Intangible assets, net	1,047,709	1,282,636
Operating lease right-of-use assets	5,633,946	4,030,205
Deferred tax assets	228,999	186,496
Restricted cash	115,860	43,954
VAT recoverable	1,155,586	2,218,944
Other non-current assets	664,643	1,071,372
Total assets	74,813,954	71,632,443
Current liabilities
Short-term borrowings and current portion of long-term borrowings	3,623,967	5,948,013
Accounts payable	3,092,884	3,901,799
Accrued expenses and other payables	1,016,961	2,679,555
Deferred revenue	156,130	90,992
Operating lease liabilities, current	175,749	145,739
Finance lease and other financing obligations, current	453,855	699,145
Total current liabilities	10,603,375	13,465,243
Long-term borrowings, excluding current portion	23,518,058	18,284,514
Operating lease liabilities, non-current	1,617,986	1,883,560
Finance lease and other financing obligations, non-current	8,916,266	8,933,540
Deferred tax liabilities	1,410,376	734,278
Other long-term liabilities	268,253	539,300
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	16,995	24,144
Total liabilities	50,629,299	45,736,281
Net revenue, net income, operating, investing and financing cash flows
Net revenue	9,325,631	7,818,681	¥ 5,738,972
Net income	(1,266,118)	(1,191,213)	(669,214)
Net cash provided by operating activities	2,858,067	1,201,363	320,887
Net cash used in investing activities	(11,274,884)	(13,691,538)	(9,378,007)
Net cash used in financing activities	4,856,318	8,119,155	20,143,661
VIEs
Current assets
Cash	2,326,332	1,338,525
Accounts receivable, net of allowance for doubtful accounts	2,371,362	1,677,171
VAT recoverable	79,163	138,304
Prepaid expenses	76,557	90,848
Other current assets	126,385	99,231
Total current assets	4,979,799	3,344,079
Property and equipment, net	2,441,858	2,671,567
Intangible assets, net	124,691	175,004
Operating lease right-of-use assets	186,795	204,825
Deferred tax assets	38,348	32,949
Restricted cash	32,621
VAT recoverable	26,087	111,982
Other non-current assets	148,787	153,696
Total assets	7,978,986	6,694,102
Current liabilities
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	4,302,245	2,947,857
Total liabilities	7,425,215	6,364,256
Net revenue, net income, operating, investing and financing cash flows
Net revenue	8,958,853	7,516,345	5,453,802
Net income	223,925	112,257	129,254
Net cash provided by operating activities	1,533,548	744,493	899,132
Net cash used in investing activities	(143,796)	(205,041)	(278,744)
Net cash used in financing activities	(369,324)	(561,101)	¥ (20,682)
VIEs | Accounts receivable
Current liabilities
Assets pledged	66,503	70,945
VIEs | Other non-current assets
Current liabilities
Assets pledged	9,337	14,691
VIEs | Property and equipment, net
Current liabilities
Assets pledged	45,572	46,007
VIEs | Third party
Current liabilities
Short-term borrowings and current portion of long-term borrowings	258,200	426,000
Accounts payable	493,332	430,518
Accrued expenses and other payables	235,388	223,563
Deferred revenue	151,050	87,364
Operating lease liabilities, current	41,898	40,371
Finance lease and other financing obligations, current	33,398	28,161
Total current third-party liabilities	1,213,266	1,235,977
Long-term borrowings, excluding current portion	721,387	899,769
Operating lease liabilities, non-current	134,684	172,458
Finance lease and other financing obligations, non-current	931,580	965,356
Deferred tax liabilities	69,831	76,460
Other long-term liabilities	52,222	66,379
Total third-party liabilities	¥ 3,122,970	¥ 3,416,399